Annual Total Returns [BarChart] - BlackRock Managed Volatility V.I. Fund - Class I Shares	May 01, 2021
Bar Chart Table:
Annual Return 2011	3.84%
Annual Return 2012	9.88%
Annual Return 2013	12.62%
Annual Return 2014	2.28%
Annual Return 2015	(0.57%)
Annual Return 2016	1.71%
Annual Return 2017	4.98%
Annual Return 2018	1.02%
Annual Return 2019	2.11%
Annual Return 2020	3.49%